NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 93.9%
	APPAREL & TEXTILE PRODUCTS - 8.7%
60,000	Movado Group, Inc.	$2,023,800
56,000	Rocky Brands, Inc.	2,531,760
181,000	Superior Group of Companies, Inc.	2,162,950
59,000	Weyco Group, Inc.	2,641,430
		9,359,940
	ASSET MANAGEMENT - 7.7%
88,000	GCM Grosvenor, Inc., Class A	1,213,520
70,000	Newtek Business Services Corporation	825,300
24,300	Sprott, Inc.	3,203,955
151,000	Westwood Holdings Group, Inc.	2,924,870
		8,167,645
	AUTOMOTIVE - 1.2%
33,000	Standard Motor Products, Inc.	1,244,760

	BANKING - 7.0%
15,850	Bank of Hawaii Corporation	1,203,491
76,500	Bar Harbor Bankshares	3,001,095
22,000	National Bank Holdings Corporation, Class A	908,380
19,000	Virginia National Bankshares Corporation	879,700
10,000	Wintrust Financial Corporation	1,503,600
		7,496,266
	CHEMICALS - 4.5%
41,000	Oil-Dri Corporation of America	3,389,180
18,500	Stepan Company	1,158,285
		4,847,465
	COMMERCIAL SUPPORT SERVICES - 2.8%
23,200	ABM Industries, Inc.	1,081,816
48,000	Ennis, Inc.	1,024,320
200,000	Resources Connection, Inc.	838,000
		2,944,136
	CONSTRUCTION MATERIALS - 0.7%
18,100	Apogee Enterprises, Inc.	706,986

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 93.9% (Continued)
	CONSUMER SERVICES - 0.9%
12,000	Strategic Education, Inc.	$994,080

	CONTAINERS & PACKAGING - 1.6%
36,000	Karat Packaging, Inc.	1,715,040

	ELECTRIC UTILITIES - 6.7%
46,000	Avista Corporation	1,709,360
38,000	Northwestern Energy Group, Inc.	2,628,080
11,600	Otter Tail Corporation	1,049,452
33,500	Unitil Corporation	1,793,590
		7,180,482
	ELECTRICAL EQUIPMENT - 0.8%
45,000	LSI Industries, Inc.	881,550

	FOOD - 1.0%
11,700	J & J Snack Foods Corporation	1,031,706

	GAS & WATER UTILITIES - 10.8%
59,000	Artesian Resources Corporation, Class A	2,098,630
170,000	Global Water Resources, Inc.	1,563,150
39,000	H2O America	2,471,430
48,000	Northwest Natural Holding Company	2,355,360
90,000	RGC Resources, Inc.	1,926,900
31,500	York Water Company (The)	1,073,520
		11,488,990
	HOME & OFFICE PRODUCTS - 4.7%
246,000	ACCO Brands Corporation	1,052,880
28,000	Flexsteel Industries, Inc.	2,227,120
57,600	Hamilton Beach Brands Holding Company, Class A	1,809,216
		5,089,216
	HOUSEHOLD PRODUCTS - 2.4%
45,000	Crown Crafts, Inc.	126,900
111,000	Energizer Holdings, Inc.	2,417,580
		2,544,480

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 93.9% (Continued)
	INDUSTRIAL REIT - 1.2%
21,400	LXP Industrial Trust	$1,299,194

	INSURANCE - 2.2%
87,000	Crawford & Company, Class A	1,141,440
23,000	Horace Mann Educators Corporation	1,170,470
		2,311,910
	LEISURE PRODUCTS - 3.7%
143,000	Escalade, Inc.	2,882,880
23,000	Johnson Outdoors, Inc., Class A	1,035,000
		3,917,880
	MULTI ASSET CLASS REIT - 1.1%
122,450	Global Net Lease, Inc.	1,124,091

	OIL & GAS PRODUCERS - 1.9%
220,000	Evolution Petroleum Corporation	814,000
31,000	Riley Exploration Permian, Inc.	1,209,930
		2,023,930
	OIL & GAS SERVICES & EQUIPMENT - 2.0%
107,000	Select Water Solutions, Inc., Class A	2,086,500

	RESIDENTIAL REIT - 1.9%
125,000	UMH Properties, Inc.	2,056,250

	RETAIL - CONSUMER STAPLES - 2.0%
50,000	Village Super Market, Inc., Class A	2,164,000

	RETAIL - DISCRETIONARY - 3.8%
22,000	Buckle, Inc. (The)	937,200
99,000	Ethan Allen Interiors, Inc.	2,341,350
56,000	Shoe Station Group, Inc.	767,200
		4,045,750
	RETAIL REIT - 0.9%
47,000	NETSTREIT Corporation	956,920

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 93.9% (Continued)
	SPECIALTY FINANCE - 3.3%
14,000	GATX Corporation	$2,449,020
19,500	OTC Markets Group, Inc.	1,068,600
		3,517,620
	SPECIALTY REIT - 4.7%
51,000	Farmland Partners, Inc.	524,790
58,000	Gladstone Land Corporation	532,440
168,000	Postal Realty Trust, Inc., Class A	3,939,600
		4,996,830
	TECHNOLOGY SERVICES - 1.7%
23,000	John Wiley & Sons, Inc., Class A	1,204,970
16,100	Value Line, Inc.	595,861
		1,800,831
	TELECOMMUNICATIONS - 0.9%
90,000	Spok Holdings, Inc.	945,900

	TRANSPORTATION & LOGISTICS - 1.1%
15,000	Euroseas Ltd.	1,152,450

	TOTAL COMMON STOCKS (Cost $68,179,667)	100,092,798

	PREFERRED STOCKS — 0.9%
	HOME CONSTRUCTION — 0.9%
40,000	Green Brick Partners, Inc., 5.7500%	916,200

	TOTAL PREFERRED STOCKS (Cost $846,709)	916,200

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 5.0%
	MONEY MARKET FUND - 5.0%
5,331,787	First American Treasury Obligations Fund, Class X, 3.59%(a) (Cost $5,331,787)	$5,331,787

	TOTAL INVESTMENTS - 99.8% (Cost $74,358,163)	$106,340,785
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	191,206
	NET ASSETS - 100.0%	$106,531,991

Ltd.	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of August 31, 2026.